VAT AND OTHER TAXES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
VAT AND OTHER TAXES PAYABLE

NOTE 13 – VAT AND OTHER TAXES PAYABLE

At March 31, 2018 and December 31, 2017, VAT and other taxes payable consisted of the following:

	March 31, 2018	December 31, 2017
Franchise tax due	$27,498	$—
VAT payable	—	819
Other taxes payable	6,859	2,178
	$34,357	$2,997

NOTE 13 – VAT AND OTHER TAXES PAYABLE

At December 31, 2017 and 2016, VAT and other taxes payable consisted of the following:

	December 31, 2017	December 31, 2016
VAT payable	$819	$8,768
Other taxes payable	2,178	2,502
	$2,997	$11,270